Leases - Lessor: Depreciation and Various Expenses Included in Costs of Operating Leases (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Leases [Abstract]
Depreciation expenses	¥ 297,448	¥ 283,219	¥ 261,723
Various expenses	114,491	111,602	95,037
Total	¥ 411,939	¥ 394,821	¥ 356,760